Share Capital - Summary of Options Outstanding (Details)		12 Months Ended
		Apr. 30, 2022 shares $ / shares	Apr. 30, 2022 shares $ / shares	Apr. 30, 2021 shares	Apr. 30, 2020 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | (per share)		$ 8.29	$ 7.72
Remaining life (year)		2 years 10 months 17 days
Options outstanding		1,624,150	1,624,150	1,358,900	1,063,000
Unvested		529,854	529,854
Vested		1,094,296	1,094,296
Option Expiry Date September 18, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		September 18, 2022
Exercise price | $ / shares		$ 5.05
Remaining life (year)		4 months 20 days
Options outstanding		131,900	131,900
Vested		131,900	131,900
Option Expiry Date January 3, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 3, 2023
Exercise price | $ / shares		$ 3.25
Remaining life (year)		8 months 4 days
Options outstanding		30,000	30,000
Vested		30,000	30,000
Option Expiry Date February 7, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		February 7, 2023
Exercise price | $ / shares		$ 2.35
Remaining life (year)		9 months 10 days
Options outstanding		140,000	140,000
Vested		140,000	140,000
Option Expiry Date April 3, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		April 3, 2023
Exercise price | $ / shares		$ 5.05
Remaining life (year)		11 months 4 days
Options outstanding		8,000	8,000
Vested		8,000	8,000
Option Expiry Date September 24, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		September 24, 2023
Exercise price | $ / shares		$ 4.75
Remaining life (year)		1 year 4 months 24 days
Options outstanding		19,000	19,000
Vested		19,000	19,000
Option Expiry Date November 7, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		November 7, 2023
Exercise price | $ / shares		$ 4.1
Remaining life (year)		1 year 6 months 7 days
Options outstanding		20,000	20,000
Vested		20,000	20,000
Option Expiry Date December 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		December 31, 2023
Exercise price | $ / shares		$ 5
Remaining life (year)		1 year 8 months 1 day
Options outstanding		180,000	180,000
Vested		180,000	180,000
Option Expiry Date January 11, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 11, 2024
Exercise price | $ / shares		$ 5
Remaining life (year)		1 year 8 months 12 days
Options outstanding		60,000	60,000
Vested		60,000	60,000
Option Expiry Date October 1, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		October 1, 2024
Exercise price | $ / shares		$ 2.38
Remaining life (year)		2 years 5 months 1 day
Options outstanding		50,000	50,000
Vested		50,000	50,000
Option Expiry Date September 1, 2025
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		September 1, 2025
Exercise price | $ / shares		$ 8.5
Remaining life (year)		3 years 4 months 2 days
Options outstanding		270,000	270,000
Vested		270,000	270,000
Option Expiry Date January 6, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 6, 2026
Exercise price | $ / shares		$ 20.3
Remaining life (year)		3 years 8 months 8 days
Options outstanding		230,000	230,000
Unvested		71,667	71,667
Vested		158,333	158,333
Option Expiry Date May 9, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	May 9, 2026
Exercise price | $ / shares	[1]	$ 9.84
Remaining life (year)	[1]	4 years 10 days
Options outstanding	[1]	10,000	10,000
Unvested	[1]	10,000	10,000
Option Expiry Date August 5, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		August 5, 2026
Exercise price | $ / shares		$ 9.19
Remaining life (year)		4 years 3 months 7 days
Options outstanding		45,000	45,000
Unvested		30,000	30,000
Vested		15,000	15,000
Option Expiry Date January 2, 2026
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 2, 2026
Exercise price | $ / shares		$ 6.89
Remaining life (year)		3 years 8 months 4 days
Options outstanding		28,250	28,250
Unvested		21,187	21,187
Vested		7,063	7,063
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 7.94
Remaining life (year)		4 years 8 months 8 days
Options outstanding		338,000	338,000
Unvested		338,000	338,000
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 8.3
Remaining life (year)		4 years 8 months 15 days
Options outstanding		39,000	39,000
Unvested		34,000	34,000
Vested		5,000	5,000
Option Expiry Date February 22, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		February 22, 2024
Exercise price | $ / shares		$ 6.35
Remaining life (year)		1 year 9 months 25 days
Options outstanding		25,000	25,000
Unvested		25,000	25,000

[1]	US $7.72